Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Capital
Common Equity Tier 1 Capital		$ 49,697	$ 49,542	$ 49,165
Net Tier 1 Capital		55,152	55,293	55,362
Total regulatory capital		63,686	63,724	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1]	404,727	406,780	417,138
Leverage exposures		$ 1,180,223	$ 1,179,755	$ 1,170,290
Capital ratios
Common Equity Tier 1 Capital ratio		12.30%	12.20%	11.80%
Tier 1 capital ratio		13.60%	13.60%	13.30%
Total capital ratio		15.70%	15.70%	15.50%
Leverage ratio		4.70%	4.70%	4.70%

[1]	As at April 30, 2021, January 31, 2021 and October 31, 2020, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.